Reclassifications	12 Months Ended
Dec. 31, 2022
Reclassifications
Reclassifications

36Reclassifications

Certain comparative figures have been reclassified in order to conform to the current year’s presentation. The table below summarizes the significant reclassification for the line items affected in the consolidated statement of financial position and consolidated statement of comprehensive income:

	As previously reported	Reclassification	As reclassified
	USD	USD	USD
Consolidated statement of financial position
Share capital	(88,881,717)	88,873,188	(8,529)
Share premium	—	(88,873,188)	(88,873,188)
Accounts payable, accruals and other payables	(23,606,454)	3,618,902	(19,987,552)
Deferred purchase price	—	(3,618,902)	(3,618,902)

Consolidated statement of comprehensive income
Revenue	38,345,253	(12,781,308)	25,563,945
Cost of sales	(48,923,203)	17,573,224	(31,349,979)
General and administrative expenses	(74,718,946)	5,689,439	(69,029,507)
Selling and marketing costs	(13,715,238)	1,524,249	(12,190,989)
Provision for expected credit losses	(1,327,104)	225,490	(1,101,614)
Other expenses	(177,067)	176,260	(807)
Finance income	182,176	(55,727)	126,449
Loss for the year from discontinued operations	—	(12,399,838)	(12,399,838)
Finance cost	(45,873,304)	44,378,611	(1,494,693)
Change in fair value of financial liabilities	—	(44,330,400)	(44,330,400)

The reclassifications in the consolidated statement of comprehensive income pertain to presenting the results of discontinued operations separately to conform to the current year’s presentation.